Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0000847411
Registrant Name	MFS INVESTMENT GRADE MUNICIPAL TRUST
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES